Acquisitions and Dispositions - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Shareowner Services	Jul. 01, 2011 Talon Asset Management	Nov. 30, 2011 Penson Financial Services Australia Pty Ltd	Oct. 01, 2012 WestLB Mellon Asset Management	Jul. 01, 2010 Global Investment Servicing	Jul. 01, 2010 Global Investment Servicing Minimum	Jul. 01, 2010 Global Investment Servicing Maximum	Aug. 02, 2010 BHF Asset Servicing GmbH	Sep. 01, 2010 I(3) Advisors of Toronto
Business Acquisition [Line Items]
Contingent payments	$ 7,000,000
Potential obligation to pay additional consideration, lower limit	15,000,000
Potential obligation to pay additional consideration, upper limit	46,000,000				13,000,000
Potential obligation to pay additional consideration, period of measurement (in years)	2 years
Business acquisition, voting percentage acquired					50.00%
Business acquisition			11,000,000	33,000,000	22,000,000	2,300,000,000			370,000,000	21,100,000
Goodwill related to acquisition, non-tax deductible					70,000,000	249,000,000				8,000,000
Intangible assets, useful life (in years)			20 years	9 years	8 years		10 years	20 years	10 years	33 years
Intangible assets - customer relationships			6,000,000	6,000,000	23,000,000					10,000,000
Potential contingent additional consideration recorded as goodwill			5,000,000
Goodwill related to acquisition, tax deductible			10,000,000			1,256,000,000			272,000,000
Goodwill related to acquisition				10,000,000		1,505,000,000
Business disposition, sales price		550,000,000
Business disposition, pre-tax gain		98,000,000
Business disposition, revenue		273,000,000
Business disposition, per tax income		21,000,000
Assets acquired						590,000,000			3,600,000,000
Liabilities assumed						250,000,000			3,400,000,000
Intangible assets - customer contracts						477,000,000			40,000,000
Assets acquired, securities									2,600,000,000
Liabilities assumed, deposits									$ 2,300,000,000